Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 2,564	$ 1,977
Weighted average number of ordinary and restricted shares	2,005	2,016
Basic EPS	$ 1.28	$ 0.98
Profit attributable to equity holders of AB InBev	$ 2,564	$ 1,977
Weighted average number of ordinary and restricted shares (diluted)	2,043	2,054
Diluted EPS	$ 1.25	$ 0.96
Underlying profit	$ 3,320	$ 2,762
Weighted average number of ordinary and restricted shares	2,005	2,016
Underlying EPS	$ 166	$ 137